Shareholder Report, Average Annual Return (Details)	12 Months Ended	37 Months Ended	38 Months Ended	59 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000011818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	19.22%				8.29%	7.73%
C000179658 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	19.71%				8.73%	8.14%
C000011817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	19.59%				8.64%	8.08%
C000011819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	13.33%				7.46%	9.66%
C000079785 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	13.56%				7.70%	9.90%
C000179659 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	13.69%				7.79%	9.97%
C000011821 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	22.67%				3.27%	4.92%
C000011822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	22.14%				3.22%	4.96%
C000138298 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	22.28%				3.33%	5.12%
C000045117 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	7.46%				3.35%	5.69%
C000240396 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	7.79%				3.64%	5.96%
C000045116 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	7.66%				3.56%	5.92%
C000064415 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	12.74%				7.42%	3.41%
C000179660 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	13.06%				7.73%	3.66%
C000064416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	12.48%				7.04%	3.05%
C000223577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	26.01%			(7.01%)
C000236826 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	15.54%		10.11%
C000238190 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund
Average Annual Return, Percent	14.61%	16.13%
MSCI All Country World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex US Index
Average Annual Return, Percent	24.93%				11.18%	7.67%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	22.64%				14.61%	11.31%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Average Annual Return, Percent	27.92%				7.46%	7.69%
MSCI ACWI ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Index
Average Annual Return, Percent	24.93%				11.18%	7.67%
MSCI Frontier Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Frontier Emerging Markets Index
Average Annual Return, Percent	30.32%				9.43%	4.94%
MSCI China All Shares Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI China All Shares Index
Average Annual Return, Percent	29.04%			(1.50%)
MSCI Emerging Markets ex China Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex China Index
Average Annual Return, Percent	25.85%		16.67%
MSCI World ex US Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex US Index
Average Annual Return, Percent	23.59%	21.49%
MSCI ACWI ex US Small Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex US Small Cap Index
Average Annual Return, Percent	22.58%				10.61%	7.77%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	23.03%	21.72%